CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($)	Dec. 31, 2019	Dec. 19, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalent	$ 12,241,339	$ 9,640,000	$ 898,735	$ 182,632
Restricted cash-current	2,064,130		2,000,000	2,000,000
Restricted cash-non current	1,766,700		1,534,557	13,734
Total Cash and cash equivalent and Restricted cash	$ 16,072,169		$ 4,433,292	$ 2,196,366	$ 2,359,291